Related Party Balances and Transactions (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Interest-free loans from related parties accumulative amounts	$ 0	$ 1,874,000	$ 8,426,000	$ 18,889,000	$ 15,142,000
Outstanding due from ochem	$ 0		$ 85,000